Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Main Investments

a)	The following table presents non-material individual investments of ITAÚ UNIBANCO HOLDING:

	12/31/2020	01/01 to 12/31/2020
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates (a)	15.344	1.556	(59)	1.497
Joint ventures (b)	226	(157)	—	(157)

Total	15.570	1.399	(59)	1.340

	12/31/2019	01/01 to 12/31/2019			01/01 to 12/31/2018
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates (a)	14.870	1.380	1	1.381	798
Joint ventures (b)	227	(65)	—	(65)	(51)

Total	15.097	1.315	1	1.316	747

(a)
At 12/31/2020, this includes interest in total capital and voting capital of the following companies: XP Inc. (
41
% total capital and 29.32% voting capital; 46.05% total capital and 32.49% voting capital at 12/31/2019);
Pravaler S.A.
(52.65% total capital and 42.42% voting capital,
52
.
67
% total capital and 42.49% voting capital at 12/31/2019); Porto Seguro Itaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/
2019); BSF
Holding S.A. (49% total and voting capital; 49% at 12/31/2019); Gestora de Inteligência de Crédito S.A
. (
20% total and voting
capital;
 20% at 12/31/2019
),
Compañia Uruguaya de Medios de Procesamiento
S.A.
(31.47% total and voting capital; 31.93% at 12/31/2019
);
 Rias Redbanc S.A
.
 (
25% total and voting capital; 25% at 12/31/2019); Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital;
80% total capital and 49% voting capital at 12/31/2019) and Tecnologia Bancária S.A. (28.05% total capital and 28.95% voting capital; and 28.95% at 12/31/2019). As from
April 20, 2020,
ITAÚ UNIBANCO HOLDING does not exercise significant influence on
IRB-Brasil
Resseguros S.A., so that its ownership interest is no longer classified as associate and started being classified as Financial Asset at Fair Value through
Other Comprehensive Income.

(b)
At 12/31/2020, this includes interest in total and voting capital of the following companies:
Olímpia
Promoção e Serviços S.A. (50% total and voting
capital;
50% at 12/31/2019); ConectCar Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2019) and includes result not arising from subsidiaries’ net income.